Equity - Appropriations of Earnings (Detail) - TWD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash dividends [Member]
Appropriations of earnings	$ 36,910	$ 36,476	$ 35,746
Cash dividends per share	$ 4.758	$ 4.702	$ 4.608
Provision for (reversal of) special reserve [Member]
Appropriations of earnings		$ (185)	$ 408
Reversal of Special Reserve [Member]
Appropriations of earnings	$ (223)